Document and Entity Information	3 Months Ended
Mar. 31, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	ADIAL PHARMACEUTICALS, INC.
Entity Central Index Key	0001513525
Amendment Flag	false
Document Type	S-1
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation State CountryCode	DE